Commitments, Contingencies and Guarantees	12 Months Ended
Dec. 31, 2015
Commitments, Contingencies and Guarantees
Commitments, Contingencies and Guarantees

(21) Commitments, Contingencies and Guarantees

Operating Leases

The Company leases office and data center space under non‑cancelable operating leases with third parties. Some leases contain renewal options and escalation clauses based on increases in property taxes and building operating costs.

In November 2012, the Company entered into a lease agreement with a data center provider for the primary data center in Slough, U.K. This lease is for 41 months. In December 2011, the Company also entered into new lease agreements with the data center provider for the primary data center in Weehawken, New Jersey and the back‑up data center site in Chicago, Illinois. These leases are for 30 months and 34 months respectively.

In October 2012 and amended in November 2013, the Company entered into a ten year lease agreement for office space in New York, with the one‑time option to cancel the lease after five years.

In November 2013, the Company extended its lease at the U.S. disaster recovery space for an additional five years.

In December 2013, the Company entered into new five‑year lease agreements with a new data center provider in Secaucus, New Jersey.

In February 2014, the Company extended its lease at its U.S. headquarters for ten years.

In October 2015, the Company extended its lease at its London office through December 2017.

Future annual minimum lease commitments under these operating leases as of December 31, 2015, are as follows (in millions):

2016	$5.4
2017	3.8
2018	2.7
2019	1.7
2020	1.6
Thereafter	6.2
Total	$21.4

Rent expense was $3.1 million, $4.2 million and $1.9 million, for the years ended December 31, 2015, 2014 and 2013, respectively, which is recorded in occupancy expense in the accompanying consolidated statements of income. Other operating lease expense included $1.7 million, $2.5 million and $1.3 million recorded in systems and data communication for the years ended December 31, 2015, 2014 and 2013, respectively, and $6.0 million and $5.6 million recorded in general and administrative for the years ended December 31, 2015 and 2014, respectively.

Legal Proceedings

From time to time the Company is involved in various legal proceedings arising in the ordinary course of business. The Company does not believe that the outcome of any of the reviews, inspections or other legal proceedings will have a material impact on the consolidated financial position, results of operations or cash flows; however, litigation is subject to many uncertainties, and the outcome of individual litigated matters is not predictable with assurance.

On April 18, 2014, the City of Providence, Rhode Island filed a securities class action lawsuit in the Southern District of New York against Bats and Direct Edge, as well as 14 other securities exchanges. The action purports to be brought on behalf of all public investors who purchased and/or sold shares of stock in the United States between April 18, 2009 and the present on a registered public stock exchange (Exchange Defendants) or a United States‑based alternate trading venue and were injured as a result of the misconduct detailed in the complaint, which includes allegations that the defendants committed fraud through a variety of business practices associated with, among other things, what is commonly referred to as high frequency trading. On May 2, 2014 and May 20, 2014, American European Insurance Company and Harel Insurance Co., Ltd. each filed substantially similar class action lawsuits against the Exchange Defendants which were ultimately consolidated with the City of Providence, Rhode Island securities class action lawsuit. On June 18, 2015, Judge Jesse Furman of the Southern District of New York held oral argument on the pending Motion to Dismiss and thereafter, on August 26, 2015, the Court issued an Opinion and Order granting Defendant’s Motion to Dismiss, dismissing the Complaint in full. Plaintiff filed a Notice of Appeal of the dismissal on September 24, 2015. Plaintiff’s appeal brief will be due on January 7, 2016 and Respondent’s brief was filed on April 7, 2016.

On May 23, 2014 and May 30, 2014, Harold R. Lanier filed three class action lawsuits in the Southern District of New York against Bats and other securities exchanges. The complaints were identical in all substantive respects, but each related to the dissemination of market data under a different market system—(i) the NASDAQ UTP Plan Market System; (ii) the OPRA Market System; and (iii) the Consolidated Quotation System and the Consolidated Tape System. Each of the actions purported to be brought on behalf of all subscribers who entered into contracts with the exchanges for the receipt of market data and were injured as a result of the misconduct detailed in the complaints, which includes allegations that the defendants did not provide market data services in a non‑discriminatory manner or provide subscribers with “valid” data (i.e., data that is accurate and not stale). On January 16, 2015, Judge Katherine Forrest of the Southern District of New York held oral argument on the pending Motion to Dismiss and thereafter, on April 28, 2015, the Court filed an Opinion and Order granting the exchange defendants’ Motion to Dismiss, terminating all three class action lawsuits with prejudice. On May 20, 2015, Plaintiff filed a Notice of Appeal of the dismissal and on September 1, 2015, Appellant filed its appeal brief. Respondent’s brief was filed on November 24, 2015 and Appellant’s reply brief was filed on December 8, 2015. Oral argument was held on March 3, 2016.

Securities Industry and Financial Markets Association (“SIFMA”) has filed a number of denial of access applications with the SEC to set aside proposed rule changes to establish or modify fees for Bats market data products and related services. Each application is being held in abeyance pending a decision on a separate SIFMA denial of access application held before the SEC’s Chief Administrative Law Judge, or ALJ, regarding fees proposed by Nasdaq and the NYSE for their respective market data products. On June 1, 2016, the ALJ issued a decision rejecting SIFMA’s denial of access challenge to the Nasdaq and NYSE fees at issue. It is anticipated that SIFMA will petition the SEC for review by the Commission. An adverse ruling in that matter could cause the SEC to more closely examine exchange market data fees, which in turn could result in the Company having to reduce the fees it charges for market data.

In addition, as a self‑regulatory organization under the jurisdiction of the SEC, the Company is subject to routine reviews and inspections by the SEC, and Bats Trading is subject to reviews and inspections by the Financial Industry Regulatory Authority (“FINRA”). The Company has from time to time received inquiries and investigative requests from the SEC’s Office of Compliance Inspections and Examinations as well as the Division of Enforcement seeking information about the Company’s compliance with the federal securities laws as well as the Company’s members’ compliance with the federal securities laws.

Guarantees

The Company uses Wedbush Securities, Morgan Stanley and Merrill Lynch (collectively, affiliates of stockholders of the Company) to clear its routed cash equities transactions. Wedbush Securities, Morgan Stanley and Merrill Lynch guarantee the trade until one day after the trade date, after which time the National Securities Clearing Corporation (NSCC) provides a guarantee. In the case of a failure to perform on the part on one of its clearing firms of routed cash equities transactions, Wedbush Securities or Morgan Stanley, the Company provides the guarantee to the counterparty to the trade. The Options Clearing Corporation (OCC) acts as a central counterparty on all transactions in listed equity options, and as such, guarantees clearance and settlement of all of the Company’s options transactions. The Company believes that any potential requirement for the Company to make payments under these guarantees is remote and accordingly, has not recorded any liability in the consolidated financial statements for these guarantees.